Fair Value Information - Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Equity investments	$ 5,751	$ 4,764
Measured at FVTPL Held for trading	1	1
Fair value on a recurring basis [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Equity investments	3,125	2,521
Measured at FVTPL Held for trading	1	1
Cash flow hedge-forward exchange contracts, financial liabilities	1	1
Fair value on a recurring basis [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Equity investments	3,125	2,521
Fair value on a recurring basis [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Measured at FVTPL Held for trading	1	1
Cash flow hedge-forward exchange contracts, financial liabilities	$ 1	$ 1